Unaudited Interim Condensed Consolidated Balance Sheets In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Class A Ordinary Shares USD ($)	Sep. 30, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Sep. 30, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 409,585	2,574,160	4,127,482
Restricted cash	67,157	422,068	483,387
Short-term investments	2,977,526	18,713,157	10,051,578
Accounts receivable, net	158,444	995,789	599,558
Amounts due from related parties	36,994	232,503	149,728
Deferred tax assets, net	30,514	191,774	121,411
Other assets, current	37,930	238,375	315,012
Total current assets	3,718,150	23,367,826	15,848,156
Non-current assets:
Fixed assets, net	593,414	3,729,489	2,744,241
Intangible assets, net	143,113	899,437	928,511
Goodwill	384,783	2,418,283	2,419,542
Long-term investments, net	174,000	1,093,557	734,360
Amounts due from related parties	96,582	606,996	100,000
Deferred tax assets, net	8,297	52,144	52,125
Other assets, non-current	83,638	525,648	513,606
Total non-current assets	1,483,827	9,325,554	7,492,385
TOTAL ASSETS	5,201,977	32,693,380	23,340,541
Current liabilities:
Short-term loans			125,878
Accounts payable and accrued liabilities	500,296	3,144,258	2,545,445
Customer advances and deposits	304,506	1,913,759	1,573,967
Deferred revenue	6,203	38,982	62,705
Deferred income	6,988	43,920	34,779
Amounts due to related parties	6,500	40,851
Long-term loans, current portion	363,037	2,281,618	46,000
Capital lease obligation	5,892	37,030	17,773
Total current liabilities	1,193,422	7,500,418	4,406,547
Non-current liabilities:
Deferred income	35,565	223,516	19,942
Long-term loans	3,978	25,000	2,277,925
Amounts due to related parties	71,273	447,934	148,873
Deferred tax liabilities	35,053	220,301	131,629
Capital lease obligation	8,401	52,800	30,112
Total non-current Liabilities	154,270	969,551	2,608,481
Total liabilities	1,347,692	8,469,969	7,015,028
Commitments and contingencies
Redeemable noncontrolling interests	150,373	945,066	935,978
Equity
Ordinary shares, value				2	12	12	3	3
Additional paid-in capital	320,465	2,014,057	1,771,770
Retained earnings	3,380,018	21,242,737	13,604,334
Accumulated other comprehensive loss	(11,914)	(74,880)	(84,403)
Total Baidu, Inc. shareholders' equity	3,688,571	23,181,929	15,291,716
Noncontrolling interests	15,341	96,416	97,819
Total equity	3,703,912	23,278,345	15,389,535
TOTAL LIABILITIES AND EQUITY	$ 5,201,977	32,693,380	23,340,541